PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
10.	PROPERTY, PLANT AND EQUIPMENT

The components of property, plant and equipment at December 31 were as follows:

	2011
	Cost	Accumulated depreciation, amortization and impairment	Net book value

Buildings and land
Specialty printing papers and newsprint	$574.6	$396.0	$178.6
Pulp	98.8	96.3	2.5

Machinery and equipment
Specialty printing papers and newsprint	2,756.2	2,568.7	187.5
Pulp	785.2	767.5	17.7
	$4,214.8	$3,828.5	$386.3

	2010
	Cost	Accumulated depreciation, amortization and impairment	Net book value

Buildings and land
Specialty printing papers and newsprint	$583.0	$312.1	$270.9
Pulp	100.5	89.4	11.1

Machinery and equipment
Specialty printing papers and newsprint	2,752.6	1,856.2	896.4
Pulp	781.6	674.4	107.2
	$4,217.7	$2,932.1	$1,285.6

At December 31, 2011, a net carrying amount of $9.6 million (2010 – $10.4 million) included in machinery and equipment is held under capital leases, $15.1 million for cost (2010 – $15.1 million) and $5.5 million for accumulated depreciation and amortization (2010 – $4.7 million).

Interest capitalized in connection with capital projects was $nil for both 2011 and 2010.

The company recorded an impairment charge in 2011 of $660.2 million on the buildings, plant and equipment in use at its Canadian operations, consisting of $576.7 million on its paper assets and $83.5 on its pulp assets. The company also recorded an impairment charge of $151.7 million in 2011 on assets in use at its mill in Snowflake, Arizona, consisting of $140.9 million impairment on buildings, plant and equipment and $10.8 million on land. During 2010, the company recorded a $260.5 million impairment charge on the closure of its Elk Falls operations and Coquitlam paper recycling facility, net of $12.0 million in related impairment charge recorded in 2009 (note 5).